Stockholder's Equity - Roll Forward Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ (588,975,000)	$ 102,736,000	$ 102,736,000	$ 214,945,000	$ 201,065,000
Adjusted balance at January 1, 2018						$ 80,016,000
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0		13,668,000	12,882,000	(3,842,000)	(2,673,000)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0	(468,000)	738,000	1,496,000	5,424,000	7,262,000
Other comprehensive income	(468,000)	14,406,000	14,378,000	1,582,000	4,589,000
Ending Balance	(623,775,000)	68,220,000	(588,975,000)	102,736,000	214,945,000
Unrealized gain (loss) on derivatives recognized through Accumulated other comprehensive income (loss), income tax		0	0	0	0
Reclassifications of unrealized loss on derivatives into Net loss, income tax	0	0	0	0	0
Accounting Standards Update 2017-12
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12						605,000
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	7,608,000	(7,375,000)	(7,375,000)	(8,957,000)	(13,546,000)
Adjusted balance at January 1, 2018						(6,770,000)
Other comprehensive income	(468,000)	14,406,000	14,378,000	1,582,000	4,589,000
Ending Balance	$ 7,140,000	$ 7,636,000	$ 7,608,000	$ (7,375,000)	$ (8,957,000)
Accumulated Other Comprehensive Income (Loss) | Accounting Standards Update 2017-12
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12						$ 605,000